Transfers of financial assets and variable interest entities (Details 6) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	57,529	61,376
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	173,395	183,446
Trading assets	246,012	256,602
Investment securities	2,072	1,939
Other investments	11,430	11,816
Net loans	229,743	227,498
Premises and equipment	5,260	5,416
Loans held-for-sale	23,284	19,894
Other assets	72,633	72,782
Customer deposits	316,482	297,690
Trading liabilities	89,943	91,091
Short-term borrowings	20,976	14,838
Long-term debt	132,789	146,997
Other liabilities	55,863	57,367
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1,592	1,750
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,336	117
Trading assets	3,850	4,697
Investment securities	175	23
Other investments	2,196	2,289
Net loans	4,566	6,053
Premises and equipment	528	546
Loans held-for-sale	11,389	10,505
Other assets	15,409	14,508
Total assets of consolidated VIEs	29,652	29,983
Customer deposits	167	247
Trading liabilities	106	125
Short-term borrowings	4,450	5,779
Long-term debt	15,450	14,532
Other liabilities	1,140	1,164
Total liabilities of consolidated VIEs	21,313	21,847
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1,353	1,534
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	1,004	1,064
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Loans held-for-sale	8,499	7,324
Other assets	8,540	7,369
Total assets of consolidated VIEs	10,897	9,967
Customer deposits	0	0
Trading liabilities	14	20
Short-term borrowings	0	0
Long-term debt	10,884	9,944
Other liabilities	25	45
Total liabilities of consolidated VIEs	10,923	10,009
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	2	27
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,336	117
Trading assets	57	196
Investment securities	175	23
Other investments	0	0
Net loans	2,671	4,360
Premises and equipment	0	0
Loans held-for-sale	0	0
Other assets	1,495	1,637
Total assets of consolidated VIEs	5,736	6,360
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	4,440	5,776
Long-term debt	14	14
Other liabilities	7	6
Total liabilities of consolidated VIEs	4,461	5,796
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	4	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	35	14
Investment securities	0	0
Other investments	0	0
Net loans	825	859
Premises and equipment	0	0
Loans held-for-sale	2,823	3,110
Other assets	3,027	3,111
Total assets of consolidated VIEs	3,891	3,984
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	3,733	3,608
Other liabilities	78	97
Total liabilities of consolidated VIEs	3,811	3,705
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	154	125
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	1,935	1,861
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Loans held-for-sale	0	0
Other assets	4	4
Total assets of consolidated VIEs	2,093	1,990
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	10	3
Long-term debt	282	500
Other liabilities	10	7
Total liabilities of consolidated VIEs	302	510
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	53	44
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	616	565
Investment securities	0	0
Other investments	1,607	1,712
Net loans	538	405
Premises and equipment	461	474
Loans held-for-sale	67	71
Other assets	508	571
Total assets of consolidated VIEs	3,783	3,771
Customer deposits	0	0
Trading liabilities	7	4
Short-term borrowings	0	0
Long-term debt	97	38
Other liabilities	154	167
Total liabilities of consolidated VIEs	258	209
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	26	20
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	203	997
Investment securities	0	0
Other investments	589	577
Net loans	532	429
Premises and equipment	67	72
Loans held-for-sale	0	0
Other assets	1,835	1,816
Total assets of consolidated VIEs	3,252	3,911
Customer deposits	167	247
Trading liabilities	85	101
Short-term borrowings	0	0
Long-term debt	440	428
Other liabilities	866	842
Total liabilities of consolidated VIEs	1,558	1,618